Trading Advisors (Details)	3 Months Ended	12 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	May 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Aspect L.P. [Member]	Dec. 31, 2012 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Dec. 31, 2010 Morgan Stanley Smith Barney Charter Campbell L.P. [Member]
Management Fee [Abstract]
Management fee, monthly basis (in hundredths)	0.167%	0.125%	0.167%	0.125%		0.167%	0.221%
Management fee, annual basis (in hundredths)	2.00%	1.50%	2.00%	1.50%		2.00%	2.65%
Incentive Fee [Abstract]
Incentive fee, monthly trading profits basis (in hundredths)		20.00%			20.00%	20.00%